6. ACCRUED SETTLEMENT (Details Textual 5) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 09, 2009	Jun. 30, 2012 GlobalSettlementMember	Feb. 24, 2011 GlobalSettlementMember
Number of holders of convertible promissory notes					$ 40
Number of shares to be issued					239,601,630
Authorized shares	2,750,000,000	2,750,000,000	2,750,000,000		2,750,000,000
Shares Issued				24,900,000	238,237,459	4,737,614
Shares Issued					1,364,171